Derivatives (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	R$ (73,103)	R$ (39,006)
Notional amount of credit protection purchased with identical underlying amount	27,708	14,027
Net position	(45,395)	(24,979)
Credit Default Swaps [Member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(37,066)	(20,268)
Notional amount of credit protection purchased with identical underlying amount	27,708	14,027
Net position	(9,358)	(6,241)
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(36,037)	(18,738)
Net position	R$ (36,037)	R$ (18,738)